Commitments (Details Narrative) - Aircraft [member] - Business combinations [member] R$ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$) Number	Dec. 31, 2020 BRL (R$) Number
DisclosureOfCommitmentsLineItems [Line Items]
Number of firm orders | Number	103	95
Future commitments resulting from firm aircraft orders	R$ 21,947,804	R$ 16,636,198
Future commitments resulting from firm aircraft orders	6,989,381	6,539,346
United States of America, Dollars
DisclosureOfCommitmentsLineItems [Line Items]
Future commitments resulting from firm aircraft orders	R$ 3,932,946	R$ 3,201,301